                         OPPENHEIMER REAL ASSET FUND
                       Supplement dated July 30, 2004,
 superseding the Supplements dated February 13, 2004, and December 15, 2003, to the Statement of Additional Information dated
                October 23, 2003, and revised December 1, 2003

This  supplement  amends the Statement of Additional  Information  of the Fund and is in addition to the July 6, 2004, supplement to the Fund.

1.    The first  paragraph under the caption  "Investment in Other  Investment
   Companies",  on page 36, is deleted in its entirety  and replaced  with the following:

       Investment in Other Investment  Companies.  The Fund can also invest in
      the  securities  of  other  investment  companies,   which  can  include
      open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the  Investment  Company Act that apply to those types of investments,  and the following additional limitation: the Fund
      cannot  invest  in  the  securities  of  other   registered   investment
      companies  or  registered   unit   investment   trusts  in  reliance  on
      sub-paragraph  (F) or (G) of section 12(d)(1) of the Investment  Company
      Act. For example,  the Fund can invest in  Exchange-Traded  Funds, which are typically  open-end  funds or unit  investment  trusts,  listed on a stock  exchange.  The Fund might do so as a way of gaining  exposure  to the segments of the equity or  fixed-income  markets  represented by the
      Exchange-Traded  Funds'  portfolio,  at  times  when the Fund may not be able to buy those portfolio securities directly.

2.    The first  sentence of the fifth  paragraph  under the section  entitled
   "Board of Trustees and  Oversight  Committees",  on page 40, is deleted and replaced with the following:

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
      Robert G. Avis, Sam Freedman, and Beverly Hamilton.

3.    The  first  and  second  paragraphs  under  the  section  "Trustees  and
   Officers of the Fund",  on pages 40 and 41, are deleted and replaced by the following:

      Trustees and Officers of the Fund.  Except for Mr.  Murphy,  each of the
      Trustees are  "Independent  Trustees," as defined  under the  Investment
      Company  Act.  Mr.  Murphy is an  "Interested  Trustee,"  because  he is affiliated  with the  Manager by virtue of his  positions  as an officer and  director  of the  Manager,  and  as a  shareholder  of  its  parent company.  Mr.  Murphy  was  elected  as a  Trustee  of the Fund with the understanding  that in the event he  ceases  to be the  chief  executive officer of the Manager,  he will resign as a trustee of the Fund and the other  Board II Funds  (defined  below)  for  which he is a  trustee  or director.

            The Fund's  Trustees and officers  and their  positions  held with the Fund and length of service in such  position(s)  and their principal occupations  and  business  affiliations  during the past five years are listed  in the  chart  below.  The  information  for the  Trustees  also includes  the  dollar  range  of  shares  of the  Fund  as  well  as the aggregate  dollar  range  of  shares  beneficially  owned  in any of the
      Oppenheimer  funds  overseen by the  Trustees.  All of the  Trustees are also  trustees or directors of the following  Oppenheimer  funds (except for Ms.  Hamilton and Mr.  Malone,  who are not Trustees of  Oppenheimer
      Senior Floating Rate Fund) (referred to as "Board II Funds"):

4.    Effective  December 15, 2003,  Mr. James C. Swain retired as Chairman of the Board of  Trustees  of the  Fund,  and Mr.  William  L.  Armstrong  was
   elected as Chairman of the Board.  Therefore,  the  Statement of Additional
   Information is changed as follows:

      The  biography  of Mr.  James C.  Swain,  on page 42, is deleted and the following is added to Mr. Armstrong's biography:  "Chairman of the Board of Trustees."

5.    The  Compensation  Table  and the  footnotes,  on pages  48 and 49,  are deleted in their entirety and replaced with the following:

-------------------------------------------------------------------------------
                                                          Total Compensation
                                        Aggregate         From Fund and Fund
Trustee Name and Other Fund         Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong8                     $1,087                $92,076
Chairman of the Board
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                            $1,087                $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                           $1,087                $91,124
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                         $1,245                $99,743
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                             $1,245                $94,590
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                              $1,087                $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                          $1,0732             $113,6593,4
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone                          $1,0735               $58,3263
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.                  $1,087               $138,1246
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
James C. Swain7                           $1,924                $177,996
Retired
-------------------------------------------------------------------------------
Effective  July 1, 2002,  C.  Howard  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the calendar  year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.
1. Aggregate  Compensation from Fund includes fees and deferred  compensation, if any, for a Trustee.
2. Includes $1,073 deferred under Deferred Compensation Plan described below.
3. Mrs.  Hamilton  and Mr.  Malone  were  elected as  Trustees of the Board II
Funds effective June 1, 2002.  Compensation  for Mrs.  Hamilton and Mr. Malone
was paid by all the Board II Funds,  with the exception of Oppenheimer  Senior
Floating  Rate Fund for which they  currently do not serve as Trustees  (total of 40 Oppenheimer funds at December 31, 2002).
4. Includes $55,333  compensation (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML Series
Investment  Fund) the  investment  adviser  for which is the  indirect  parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to
the   MassMutual   International   Equity   Fund,   a  series  of   MassMutual
Institutional Funds.
5. Includes $1,073 deferred under Deferred Compensation Plan described below.
6.  Includes  $47,000  compensation  paid to Mr.  Marshall  for  serving  as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML  Series  Investment  Fund)  the  investment  adviser  for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the
Sub-Advisor  to  the  MassMutual   International  Equity  Fund,  a  series  of
MassMutual Institutional Funds.
7. Mr. Swain retired as Trustee and as Chairman of all Board II Funds, effective December 15, 2003.
8. Mr. Armstrong was elected Chairman of all the Board II Funds, effective
December 15, 2003. Prior to that date, he was Vice Chairman.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be
part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

6. The  biography  of Mr.  Richard  Grabish,  on page 45,  is  deleted  in its entirety.

July 30, 2004                                                       PX0735.007